Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Time Deposits [Line Items]
Total time deposits	$ 166,686	$ 139,865
Time deposits in excess of $250,000	41,436	29,675
Time Deposits, Fiscal Year Maturity [Abstract]
2026	158,380
2027	4,221
2028	3,050
2029	701
2030	64
Thereafter	270
Total	$ 166,686	$ 139,865